Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS:
Cash	$ 5,745,321	$ 6,091,742	$ 4,821,869
Accounts receivable, net	1,818,060
Inventory	286,130
Other current assets	448,995	41,878
Total current assets	8,298,506
NON-CURRENT ASSETS:
Property and equipment, net	17,081	20,208
Intangible asset, net	264,000	280,000
Goodwill	16,999
Total non-current assets	298,080
TOTAL ASSETS	8,596,586
CURRENT LIABILITIES:
Accounts payable	432,129
Accrued expenses and other payables	243,612	80,964
Advance from customers	25,089
Income tax payable	488,748
Total current liabilities	1,189,578
NON-CURRENT LIABILITIES:
Deferred tax liability, net	43,560
TOTAL LIABILITIES	1,233,138
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 and 400,000,000 shares issued and outstanding as of September 30, 2018 , March 31, 2018 and March 31, 2017 respectively Common stock of predecessor, $1.00 par value, 1 shares authorized, 1 shares issued and outstanding as of March 31, 2016	6,236,000
Additional paid-in capital	7,956
Retained earnings	1,119,492
Total stockholders' equity	7,363,448	7,319,742	4,277,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,596,586
Successor [Member]
CURRENT ASSETS:
Cash		6,091,742	4,821,869
Accounts receivable, net		1,153,360	414,254
Amount due from related parties
Inventory		747,359	336,825
Other current assets		41,878	74,412
Total current assets		8,034,339	5,647,360
NON-CURRENT ASSETS:
Property and equipment, net		20,208	10,979
Intangible asset, net		280,000	312,000
Goodwill		16,999	16,999
Total non-current assets		317,207	339,978
TOTAL ASSETS		8,351,546	5,987,338
CURRENT LIABILITIES:
Accounts payable		186,505	48,241
Accrued expenses and other payables		80,964	49,867
Advance from customers		348,461	1,466,982
Income tax payable		369,674	80,782
Amount due to director and other related parties			12,870
Total current liabilities		985,604	1,658,742
NON-CURRENT LIABILITIES:
Deferred tax liability, net		46,200	51,480
TOTAL LIABILITIES		1,031,804	1,710,222
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 and 400,000,000 shares issued and outstanding as of September 30, 2018 , March 31, 2018 and March 31, 2017 respectively Common stock of predecessor, $1.00 par value, 1 shares authorized, 1 shares issued and outstanding as of March 31, 2016		6,236,000	4,000,000
Additional paid-in capital
Retained earnings		1,083,742	277,116
Total stockholders' equity		7,319,742	4,277,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 8,351,546	$ 5,987,338
Predecessor [Member]
CURRENT ASSETS:
Cash				$ 248,912
Accounts receivable, net
Amount due from related parties				10,881,588
Inventory				198,667
Other current assets				208,856
Total current assets				11,538,023
NON-CURRENT ASSETS:
Property and equipment, net
Intangible asset, net
Goodwill
Total non-current assets
TOTAL ASSETS				11,538,023
CURRENT LIABILITIES:
Accounts payable				1,003,455
Accrued expenses and other payables				14,783
Advance from customers
Income tax payable				3,557
Amount due to director and other related parties				10,469,265
Total current liabilities				11,491,060
NON-CURRENT LIABILITIES:
Deferred tax liability, net
TOTAL LIABILITIES				11,491,060
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 and 400,000,000 shares issued and outstanding as of September 30, 2018 , March 31, 2018 and March 31, 2017 respectively Common stock of predecessor, $1.00 par value, 1 shares authorized, 1 shares issued and outstanding as of March 31, 2016				1
Additional paid-in capital				31,200
Retained earnings				15,762
Total stockholders' equity				46,963
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY				$ 11,538,023